PSF NATURAL RESOURCES PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Long-Term Investments — 98.8%
Common Stocks
Agricultural Products — 1.2%
Darling Ingredients, Inc.*	124,975	$6,523,695
Coal & Consumable Fuels — 2.8%
Cameco Corp. (Canada)	373,677	14,812,556
Construction & Engineering — 0.4%
Quanta Services, Inc.	11,992	2,243,343
Construction Materials — 0.4%
Vulcan Materials Co.	11,519	2,327,068
Copper — 6.8%
ERO Copper Corp. (Brazil)*	287,493	4,957,177
First Quantum Minerals Ltd. (Zambia)	632,995	14,955,133
Freeport-McMoRan, Inc.	265,548	9,902,285
Southern Copper Corp. (Mexico)(a)	85,658	6,449,191
		36,263,786
Diversified Metals & Mining — 5.3%
BHP Group Ltd. (Australia)	264,266	7,423,452
Glencore PLC (Australia)	656,562	3,738,800
IGO Ltd. (Australia)	235,750	1,891,901
Ivanhoe Electric, Inc./US*	304,243	3,620,492
Ivanhoe Mines Ltd. (Canada) (Class A Stock)*	350,678	3,005,258
Rio Tinto Ltd. (Australia)	46,987	3,389,073
Teck Resources Ltd. (Canada)(Class B Stock)	115,272	4,967,070
		28,036,046
Electric Utilities — 2.2%
FirstEnergy Corp.	54,958	1,878,464
NextEra Energy, Inc.(a)	84,431	4,837,052
PG&E Corp.*	128,697	2,075,883
Southern Co. (The)	47,762	3,091,157
		11,882,556
Electrical Components & Equipment — 1.4%
Hubbell, Inc.	10,097	3,164,501
Schneider Electric SE	14,675	2,418,325
Shoals Technologies Group, Inc. (Class A Stock)*(a)	108,319	1,976,822
		7,559,648
Fertilizers & Agricultural Chemicals — 2.4%
CF Industries Holdings, Inc.	73,146	6,271,538
Nutrien Ltd. (Canada)	103,083	6,366,406
		12,637,944
Forest Products — 0.8%
Louisiana-Pacific Corp.	9,841	543,912
West Fraser Timber Co. Ltd. (Canada)	54,167	3,932,566
		4,476,478
Gold — 4.8%
Agnico Eagle Mines Ltd. (Canada)(a)	102,534	4,660,170
Alamos Gold, Inc. (Canada) (Class A Stock)	299,500	3,381,355
Franco-Nevada Corp. (Canada)	42,587	5,685,478
	Shares	Value
Common Stocks (continued)
Gold (cont’d.)
Newcrest Mining Ltd. (Australia)	153,518	$2,418,912
Newmont Corp.(a)	116,660	4,310,587
Northern Star Resources Ltd. (Australia)	599,666	3,981,933
Wesdome Gold Mines Ltd. (Canada)*	209,500	1,093,580
		25,532,015
Industrial Gases — 2.1%
Linde PLC	29,918	11,139,967
Industrial Machinery — 0.6%
Sandvik AB (Sweden)	157,307	2,894,505
Integrated Oil & Gas — 22.3%
BP PLC (United Kingdom), ADR	407,355	15,772,786
Chevron Corp.	80,837	13,630,735
Equinor ASA (Norway)(a)	303,233	9,937,567
Exxon Mobil Corp.	171,292	20,140,513
Galp Energia SGPS SA (Portugal)	423,789	6,277,215
OMV AG (Austria)	115,237	5,504,247
Shell PLC (Netherlands)	509,268	16,140,853
Suncor Energy, Inc. (Canada)	293,991	10,110,303
TotalEnergies SE (France)	318,240	20,924,076
		118,438,295
Metal & Glass Containers — 0.4%
Ball Corp.	45,625	2,271,213
Multi-Utilities — 0.6%
Ameren Corp.(a)	21,388	1,600,464
Dominion Energy, Inc.	38,070	1,700,587
		3,301,051
Oil & Gas Drilling — 1.5%
Noble Corp. PLC	96,600	4,892,790
Seadrill Ltd. (Norway)*	62,800	2,812,812
		7,705,602
Oil & Gas Equipment & Services — 9.5%
Baker Hughes Co.	165,069	5,830,237
Cactus, Inc. (Class A Stock)	45,943	2,306,798
ChampionX Corp.	115,256	4,105,419
Expro Group Holdings NV*	115,500	2,683,065
Halliburton Co.	179,759	7,280,239
Schlumberger NV	248,420	14,482,886
TechnipFMC PLC (United Kingdom)	493,867	10,045,255
Tenaris SA, ADR	109,200	3,450,720
		50,184,619
Oil & Gas Exploration & Production — 24.0%
Canadian Natural Resources Ltd. (Canada)	119,937	7,756,500
Chesapeake Energy Corp.(a)	84,100	7,251,943
ConocoPhillips	168,108	20,139,339
Devon Energy Corp.	32,000	1,526,400
Diamondback Energy, Inc.	82,352	12,754,678
EOG Resources, Inc.	93,751	11,883,877
EQT Corp.(a)	248,755	10,094,478
Hess Corp.	109,188	16,705,764
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PSF NATURAL RESOURCES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Oil & Gas Exploration & Production (cont’d.)
Kosmos Energy Ltd. (Ghana)*	758,374	$6,203,499
Magnolia Oil & Gas Corp. (Class A Stock)	96,680	2,214,939
Pioneer Natural Resources Co.	38,126	8,751,823
Range Resources Corp.	326,230	10,573,114
Southwestern Energy Co.*	770,622	4,970,512
Tourmaline Oil Corp. (Canada)	44,877	2,258,305
Whitecap Resources, Inc. (Canada)	510,349	4,309,739
		127,394,910
Oil & Gas Refining & Marketing — 2.4%
Marathon Petroleum Corp.	42,908	6,493,697
Valero Energy Corp.	42,460	6,017,006
		12,510,703
Oil & Gas Storage & Transportation — 1.8%
Equitrans Midstream Corp.	286,167	2,681,385
Williams Cos., Inc. (The)	201,612	6,792,308
		9,473,693
Packaged Foods & Meats — 0.6%
Minerva SA (Brazil)	1,940,136	3,126,419
Paper Packaging — 0.7%
Packaging Corp. of America	23,692	3,637,907
Paper Products — 0.8%
Suzano SA (Brazil)	408,433	4,394,278
Precious Metals & Minerals — 0.0%
Sedibelo Platinum Mines Ltd. (South Africa) Private Placement (original cost $1,102,975; purchased 11/27/07)*^(f)	129,100	17,327
Railroads — 0.5%
Norfolk Southern Corp.	13,317	2,622,517
Specialized REITs — 0.1%
PotlatchDeltic Corp.(a)	10,229	464,294
Rayonier, Inc.(a)	9,450	268,947
		733,241
Specialty Chemicals — 1.7%
Akzo Nobel NV (Netherlands)	25,412	1,832,166
Covestro AG (Germany), 144A*	53,087	2,854,751
RPM International, Inc.	21,879	2,074,348
Sherwin-Williams Co. (The)	8,896	2,268,925
		9,030,190
Steel — 0.7%
Reliance Steel & Aluminum Co.	5,081	1,332,391
Warrior Met Coal, Inc.	42,800	2,186,224
		3,518,615

Total Long-Term Investments (cost $447,399,183)		524,690,187
	Shares	Value

Short-Term Investments — 8.8%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wb)	4,191,858	$4,191,858
PGIM Institutional Money Market Fund (cost $42,597,861; includes $42,363,756 of cash collateral for securities on loan)(b)(wb)	42,624,752	42,599,177

Total Short-Term Investments (cost $46,789,719)		46,791,035

TOTAL INVESTMENTS—107.6% (cost $494,188,902)		571,481,222

Liabilities in excess of other assets — (7.6)%		(40,563,231)

Net Assets — 100.0%		$530,917,991

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
REITs	Real Estate Investment Trust

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $17,327 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $41,229,394; cash collateral of $42,363,756 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the original cost of such security is $1,102,975. The value of $17,327 is 0.0% of net assets.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A2